EARNINGS/(LOSS) PER SHARE (Components of EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Apr. 30, 2026	May 31, 2018	Oct. 31, 2016
Basic and diluted earnings/(loss) per share:
Net (loss)/income available to stockholders (basic)	$ 59,870	$ (30,411)
Net (loss)/income available to stockholders (diluted)	$ 59,870	$ (30,411)
Diluted earnings/(loss) per share:
Weighted average number of common shares outstanding, basic (in shares)	133,707,000	133,357,000
Effect of dilutive share options (in shares)	542,000	0
Weighted average number of common shares outstanding, diluted (in shares)	134,249,000	133,357,000
Basic earnings/(loss) per share (in USD per share)	$ 0.45	$ (0.23)
Diluted earnings/(loss) per share (in USD per share)	$ 0.45	$ (0.23)
Senior unsecured interest rate (in percentage)				7.75%
Shares cancelled (in shares)			700
Own-share lending arrangement, shares, total issued under all share lending arrangement (in shares)	11,765,142
Treasury stock (in shares)	2,347,752
5.75% senior unsecured convertible notes due 2021
Diluted earnings/(loss) per share:
Own-share lending arrangement, shares, issued (in shares)	8,000,000					8,000,000
Senior unsecured interest rate (in percentage)						5.75%
Senior Unsecured Convertible Bonds Due 2023
Diluted earnings/(loss) per share:
Own-share lending arrangement, shares, issued (in shares)	3,765,142				3,765,842
Senior unsecured interest rate (in percentage)					4.875%